TRADE AND OTHER RECEIVABLES (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis of operating lease payments [line items]
Trade receivables, net impairment losses provision	$ 3,992	$ 5,443	$ 4,202	$ 3,590
Prepayments of impairment	562	1,376
Finance lease receivable	506	684
Between one and five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Finance lease receivable	$ 291	$ 403